Other liabilities and deferred credits (Details) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Other liabilities and deferred credits [Abstract]
Personal injury and other claims provisions	CAD 245	CAD 250
Stock-based compensation liability	63	91
Environmental provisions	59	69
Deferred credits and other	277	294
Total other liabilities and deferred credits	CAD 644	CAD 704